Stock-based compensation - General (Details)				12 Months Ended		17 Months Ended
	Oct. 22, 2015 USD ($) NOK / $	Sep. 08, 2015	Jul. 21, 2015 shares	Dec. 31, 2016 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Stock-based compensation
Vesting period				4 years
Forfeited and cancelled (in shares)				(329,518)
Granted (in shares)				1,169,600
Reverse stock split conversion ratio (as a percent)		0.09090
Foreign currency exchange rate | NOK / $	8.1935
Reclass of stock-based liability award to equity | $	$ 1,500,000				$ 1,542,000
Certain employees
Stock-based compensation
Forfeited and cancelled (in shares)			(465,262)
Granted (in shares)			586,710
Incremental fair value recorded (in dollars) | $						$ 468,000
Cortendo AB Plan
Stock-based compensation
Incremental fair value recorded (in dollars) | $					$ 325,000
Minimum
Stock-based compensation
Award term				5 years
Maximum
Stock-based compensation
Award term				10 years